Accrued Expenses and Other Liabilities	6 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020

Accrued payroll and welfare	$317,172	$393,740
Other payable for leasehold improvements	1,399,199	1,428,073
Accrued professional service expenses	7,364	127,787
Other current liabilities	734,721	287,705
Total	$2,458,456	$2,237,305

As of September 30, 2020 and March 31, 2020, the balances of other current liabilities represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.